Share-based Compensation (Tables) - Gravitics Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Condensed Statements Of Operations

The Company recorded stock-based compensation expense for stock options and restricted stock outside of the 2022 plan, see below, in the following expense categories of its condensed statements of operations for the three months ended March 31, 2026 and 2025 (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
Research and development	$65	$89
General and administrative	176	253
	$241	$342

The Company recorded stock-based compensation expense for stock options and restricted stock outside of the 2022 plan, see below, in the following expense categories of its statements of operations for the years ended December 31, 2025 and 2024 (amounts in thousands):

	Year Ended December 31,
	2025	2024
Research and development	$356	$529
General and administrative	1,008	979
	$1,364	$1,508

Schedule of Stock Option Activity

The following table summarizes stock option activity for the 2022 Plan for the year ended December 31, 2025:

			Weighted
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number	Exercise	Contractual	Value
	of Shares	Price	Term (in years)	(in thousands)
Balance, January 1, 2025	2,920,881	$0.46	8.06	$748
Granted	798,667	0.63	—	—
Exercised	(11,458)	0.00	—
Forfeitures	(726,506)	0.71	—	—
Expired	(293,290)	0.18	—	—
Balance, December 31, 2025	2,688,294	$0.48	7.76	$1,991
Exercisable at December 31, 2025	1,775,082	$0.41	7.45	$1,446

Schedule of Fair Value of Options
	Year Ended December 31,
	2025	2024
Risk-free interest rate	4.2%	4.3%
Expected term (years)	5.9	5.8
Expected volatility	44.1%	49.5%
Expected dividend yield	—	—

Schedule of Restricted Stock

Restricted stock outside of the 2022 plan activity for the year ended December 31, 2025 was as follows:

		Weighted-
		Average
	Number	Grant Date
	of Shares	Fair Value
Unvested at December 31, 2024	1,927,741	$0.72
Vested	(1,627,918)	$0.72
Unvested at December 31, 2025	299,823	$0.72